Note 19 - Segment Information (Details) - Financial Information Regarding Each Reportable Segment (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Net Sales:
Net sales revenues	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Depreciation and amortization:
Performance Materials	12.8	32.8	88.0	42.2
Adjusted EBITDA
Performance Materials	27.4	152.7	212.2	162.2
Performance Materials [Member]
Net Sales:
Net sales revenues	118.2	627.7	755.2	731.2
Depreciation and amortization:
Performance Materials	12.8	32.8	76.3	42.2
Adjusted EBITDA
Performance Materials	27.4	152.7	196.2	162.2
ArgoSolutions [Member]
Net Sales:
Net sales revenues			88.0
Depreciation and amortization:
Performance Materials			11.7
Adjusted EBITDA
Performance Materials			$ 16.0